Financial Instruments - Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 17,390.8	[1]	$ 16,961.6	[1]
Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	17,353.3		16,922.3
US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,559.3		1,373.7
US States and Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,860.1		2,296.3
Domestic Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,174.1		7,262.6
Foreign Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,855.1		2,877.3
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	900.8		1,140.0
Commercial Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,387.8		1,312.2
Other Asset-Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	453.8		463.9
Redeemable Preferred Stock [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	162.3		196.3
Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	37.5		39.3
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0		0
Assets, Fair Value Disclosure	1,307.8		1,082.4
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	2.0		2.6
Assets, Fair Value Disclosure	15,866.0		15,613.5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0.1		6.5
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0		0
Assets, Fair Value Disclosure	219.0		268.3
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	2.0		2.6
Assets, Fair Value Disclosure	17,392.8		16,964.2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0.1		6.5
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,307.0		1,081.0
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	15,864.0		15,610.9
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	182.3		230.4
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	17,353.3		16,922.3
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,307.0		1,081.0
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	252.3		292.7
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,559.3		1,373.7
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,858.4		2,292.7
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1.7		3.6
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,860.1		2,296.3
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,122.5		7,201.9
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	51.6		60.7
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,174.1		7,262.6
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,805.7		2,822.4
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	49.4		54.9
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,855.1		2,877.3
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	900.8		1,140.0
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	900.8		1,140.0
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,358.3		1,275.3
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	29.5		36.9
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,387.8		1,312.2
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	419.4		407.4
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	34.4		56.5
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	453.8		463.9
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	146.6		178.5
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	15.7		17.8
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	162.3		196.3
Fair Value, Measurements, Recurring [Member] | Brokered Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	107.0		153.0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0.8		1.4
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	36.7		37.9
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 37.5		$ 39.3

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products). At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.